COMMITMENTS AND CONTINGENCIES (Details)	Feb. 28, 2018 USD ($)
February 2019	$ 226,097,223
February 2020	227,316,124
February 2021	201,111,732
February 2022	169,360,927
February 2023	122,846,419
Thereafter	190,792,679
Total	$ 1,137,525,104